Schedule of Maturities of Long Term Debt (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Remainder of fiscal year	$ 16,000
Year One		$ 250
Year two		750
Year three		5,430
Year four
Thereafter
Less: Unamortized debt issuance costs and discount at March 31, 2026	(642)	(164)
Long Term Debt	$ 15,358	$ 6,266